Taxes on Income (Deferred income taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred income taxes [Line Items]
Balance as at the begining of the year	$ (273)	$ (237)
Amounts recorded in the statement of income	(58)	(24)
Amounts recorded to a capital reserve	(12)	(8)
Translation differences	6	(4)
Balance as at the end of the year	(337)	(273)
Depreciable Property, Plant And Equipment And Intangible Assets [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	(547)	(421)
Amounts recorded in the statement of income	(46)	127
Amounts recorded to a capital reserve	0	0
Translation differences	(3)	1
Balance as at the end of the year	(596)	(547)
Inventories [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	72	39
Amounts recorded in the statement of income	(22)	33
Amounts recorded to a capital reserve	0	0
Translation differences	0	0
Balance as at the end of the year	50	72
Provisions for employee benefits [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	64	73
Amounts recorded in the statement of income	(5)	4
Amounts recorded to a capital reserve	(8)	(12)
Translation differences	1	(1)
Balance as at the end of the year	52	64
Other [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	19	(16)
Amounts recorded in the statement of income	(4)	31
Amounts recorded to a capital reserve	4	4
Translation differences	4	0
Balance as at the end of the year	15	19
Carry Forward Tax Losses [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	119	88
Amounts recorded in the statement of income	19	35
Amounts recorded to a capital reserve	0	0
Translation differences	4	(4)
Balance as at the end of the year	$ 142	$ 119